Utilities Fund Investment Objectives and Goals - Utilities Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Utilities Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Utilities Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).